Derivatives and Hedging Activities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	$ (56)	$ 196	$ 87
Interest Expense [Member] | Foreign exchange contracts [Member] | Short-term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	0	3	7
Interest Expense [Member] | Foreign exchange contracts [Member] | Long-term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	(1)	130	93
Other Expense [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	(1)	3	(8)
Other Expense [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	(56)	51	(3)
Interest Income [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	0	9	4
Other Income [Member] | Equity-linked contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	$ 2	$ 0	$ (6)